UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-22578

Vericimetry Funds
(Exact name of registrant as specified in charter)

1968 N. Lake Avenue, #303
Altadena, CA 91001
 (Address of principal executive offices) (Zip code)

Dr. Mendel Fygenson

Vericimetry Advisors LLC
1968 N. Lake Avenue, #303
Altadena, CA 91001
 (Name and address of agent for service)

Registrant's telephone number, including area code: (805) 570-1086

Date of fiscal year end: September 30
Date of reporting period: March 31, 2017

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Vericimetry U.S. Small Cap Value Fund

Semi-Annual Report

March 31, 2017

Vericimetry Funds

TABLE OF CONTENTS
March 31, 2017

Letter to Shareholders	1
Schedule of Investments	2
Financial Statements	15
Financial Highlights	18
Notes to Financial Statements	19
Expense Example	24
Other Information	25

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Except for historical information, the matters discussed in this report may constitute forward-looking statements. These include any predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Fund in the current prospectus, other factors bearing on these statements include the accuracy of the Adviser’s forecasts and predictions, and the appropriateness of the investment programs designed by the Adviser to implement its strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to applicable benchmarks.

Vericimetry Funds

LETTER TO SHAREHOLDERS
March 31, 2017 (Unaudited)

Dear Shareholders,

We are pleased to present the enclosed semi-annual report for the Vericimetry U.S. Small Cap Value Fund (the “Fund”) for the period ended March 31, 2017.

Vericimetry Advisors, LLC ( “Vericimetry”) is an academically based, quantitatively structured investment adviser. We provide a selected group of elite financial advisors access to an enhanced index strategy for a well-defined asset class with a predetermined benchmark. The Fund’s objective is to achieve long-term capital appreciation through its principal investment strategies of investing in U.S. small capitalization and value securities.

The Fund invests in a wide and diverse universe of U.S. small capitalization value stocks using a structured quantitative investment approach based on a set of well defined fundamental characteristics that historically has shown to deliver the risk-premiums in U.S. small and value equities. Given our capacity advantage, we employ a multi-factor approach to identify value securities. To this end, securities considered for the Fund must pass a “value screen” which combines factors such as book-to-market, price-to-earnings, price-to-sales or price-to-operating cash flow.(1)

In an effort to enhance net returns to the investor, we implement disciplined and patient trading strategies. The Fund is managed with the intent of maintaining competitive management fees and low transactions costs, expenses and turnover in an effort to enhance net returns to the investor. We are committed to limiting the growth of the Fund’s assets under management once it reaches its optimal capacity.

We thank you for your investment in the Vericimetry U.S. Small Cap Value Fund and for the confidence and trust you place in Vericimetry’s investment team.

Sincerely,

Dr. Mendel Fygenson

Chief Executive Officer

Economic, political, and issuer specific events may cause the value of securities to rise or fall. Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Securities of small and microcap companies are often less liquid, more volatile and they may have more limited resources. Value stocks may perform differently from the market as a whole and may underperform equity funds that use other investment strategies. The investment strategies, practices and risk analysis used by the Adviser may not produce the desired results.

(1)

Book-to-market is the value ratio of a company’s book value to its market value. Price-to-earnings, price-to-sales and price-to-operating cash flow ratios are the value of a company’s share price compared to its previous twelve months earnings per share, sales per share or operating cash flow per share, respectively.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS
As of March 31, 2017 (Unaudited)

	Number of Shares	Value
COMMON STOCKS – 95.7%
BASIC MATERIALS – 5.3%
A Schulman, Inc.	16,450	$517,352
A-Mark Precious Metals, Inc.	2,903	49,583
Aceto Corp.	1,165	18,419
AgroFresh Solutions, Inc.*[1]	17,500	76,475
AK Steel Holding Corp.*	30,800	221,452
Allegheny Technologies, Inc.[1]	22,200	398,712
American Vanguard Corp.	11,500	190,900
Calgon Carbon Corp.	6,500	94,900
Carpenter Technology Corp.	9,900	369,270
Century Aluminum Co.*	48,300	612,927
Chemours Co.	22,400	862,400
Chemtura Corp.*	22,300	744,820
Clearwater Paper Corp.*	2,000	112,000
Cliffs Natural Resources, Inc.*	79,150	649,821
Commercial Metals Co.	30,100	575,813
CSW Industrials, Inc.*	2,960	108,632
Domtar Corp.	1,500	54,780
Fairmount Santrol Holdings, Inc.*	22,451	164,566
Ferroglobe PLC	4,900	50,617
Hawkins, Inc.	1,790	87,710
Hecla Mining Co.	115,900	613,111
Huntsman Corp.	6,950	170,553
Innophos Holdings, Inc.	3,900	210,483
Innospec, Inc.	1,050	67,988
Kaiser Aluminum Corp.	5,513	440,489
KMG Chemicals, Inc.	4,031	185,708
Koppers Holdings, Inc.*	8,200	347,270
Kraton Corp.*	14,600	451,432
Kronos Worldwide, Inc.	33,700	553,691
Landec Corp.*	5,300	63,600
Materion Corp.	8,800	295,240
Mercer International, Inc.	21,200	248,040
Minerals Technologies, Inc.	2,500	191,500
Oil-Dri Corp. of America	1,400	52,178
Olin Corp.	21,870	718,867
OMNOVA Solutions, Inc.*	6,900	68,310
PH Glatfelter Co.	28,767	625,395
PolyOne Corp.	4,100	139,769
Rayonier Advanced Materials, Inc.[1]	8,800	118,360
Ryerson Holding Corp.*	15,000	189,000
Schnitzer Steel Industries, Inc. - Class A	8,300	171,395
Schweitzer-Mauduit International, Inc.	3,300	136,686
Stepan Co.	8,850	697,468
Stillwater Mining Co.*	22,600	390,302
Tronox Ltd. - Class A	28,000	516,600
U.S. Silica Holdings, Inc.	10,700	513,493
United States Lime & Minerals, Inc.	500	39,490
COMMON STOCKS (Continued)
BASIC MATERIALS (Continued)
United States Steel Corp.	14,600	493,626
Univar, Inc.*	5,400	165,564
Valhi, Inc.	61,746	202,527
		15,039,284
COMMUNICATIONS – 4.4%
1-800-Flowers.com, Inc. - Class A*	12,713	129,673
ADTRAN, Inc.	3,200	66,400
AH Belo Corp. - Class A	9,635	59,255
ATN International, Inc.	2,529	178,092
Aware, Inc.*	3,673	17,263
Bankrate, Inc.*	10,300	99,395
Black Box Corp.	4,700	42,065
Blucora, Inc.*	23,200	401,360
Calix, Inc.*	2,500	18,125
Chegg, Inc.*	11,000	92,840
Daily Journal Corp.*	100	21,429
DigitalGlobe, Inc.*	7,700	252,175
EchoStar Corp. - Class A*	4,800	273,360
Entercom Communications Corp. - Class A1	26,300	376,090
ePlus, Inc.*	4,640	626,632
EW Scripps Co. - Class A*	18,016	422,295
Finisar Corp.*	18,700	511,258
FTD Cos., Inc.*	5,446	109,682
Gray Television, Inc.*	13,900	201,550
Harmonic, Inc.*	35,200	209,440
Hawaiian Telcom Holdco, Inc.*	1,100	25,201
HC2 Holdings, Inc.*	24,900	154,380
IDT Corp. - Class B	3,200	40,704
Infinera Corp.*	4,700	48,081
InterDigital, Inc.	3,000	258,900
Internap Corp.*	31,600	117,552
Iridium Communications, Inc.*[1]	19,900	192,035
Ixia*	13,000	255,450
Lands' End, Inc.*	3,900	83,655
Limelight Networks, Inc.*	66,095	170,525
Liquidity Services, Inc.*	10,500	84,000
MeetMe, Inc.*	13,600	80,104
Meredith Corp.	6,200	400,520
NETGEAR, Inc.*	9,400	465,770
New Media Investment Group, Inc.	11,000	156,310
New York Times Co. - Class A	9,900	142,560
Nexstar Media Group, Inc.	2,260	158,539
Oclaro, Inc.*[1]	49,850	489,527
Perficient, Inc.*	2,900	50,344
Plantronics, Inc.	1,600	86,576
Preformed Line Products Co.	1,100	57,365
Proofpoint, Inc.*	1,700	126,412

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2017 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
COMMUNICATIONS (Continued)
Radio One, Inc. - Class D*	24,078	$79,457
RetailMeNot, Inc.*	5,500	44,550
Rocket Fuel, Inc.*[1]	27,200	145,792
Saga Communications, Inc. - Class A	3,300	168,465
Salem Media Group, Inc.	2,521	18,782
Scholastic Corp.	14,430	614,285
Shutterfly, Inc.*	1,900	91,751
Sinclair Broadcast Group, Inc. - Class A	6,750	273,375
Sonus Networks, Inc.*	8,700	57,333
Spok Holdings, Inc.	7,800	148,200
Stamps.com, Inc.*	1,900	224,865
Telenav, Inc.*	8,200	70,930
Telephone & Data Systems, Inc.	15,200	402,952
Time, Inc.	16,400	317,340
TiVo Corp.	28,460	533,625
Townsquare Media, Inc. - Class A*	8,100	98,658
Tribune Media Co. - Class A	3,900	145,353
tronc, Inc.*[1]	3,100	43,152
Viavi Solutions, Inc.*	39,900	427,728
Vonage Holdings Corp.*	51,100	322,952
Web.com Group, Inc.*	7,300	140,890
WebMD Health Corp.*	1,300	68,484
West Corp.	8,450	206,349
Windstream Holdings, Inc.[1]	11,779	64,196
YuMe, Inc.*	13,900	56,851
		12,519,204
CONSUMER, CYCLICAL – 11.7%
AMC Entertainment Holdings, Inc. - Class A	6,440	202,538
America's Car-Mart, Inc.*	3,700	134,865
American Eagle Outfitters, Inc.	13,600	190,808
American Woodmark Corp.*	700	64,260
AV Homes, Inc.*	4,120	67,774
Barnes & Noble Education, Inc.*	16,887	161,946
Barnes & Noble, Inc.	17,100	158,175
Bassett Furniture Industries, Inc.	4,950	133,155
Beacon Roofing Supply, Inc.*	5,910	290,536
Beazer Homes USA, Inc.*	11,200	135,856
Belmond Ltd. - Class A*	21,400	258,940
Big 5 Sporting Goods Corp.[1]	13,000	196,300
Big Lots, Inc.	2,800	136,304
Biglari Holdings, Inc.*	267	115,339
BJ's Restaurants, Inc.*	4,450	179,780
Black Diamond, Inc.*	5,600	30,520
Blue Bird Corp.*[1]	3,500	60,025
Boyd Gaming Corp.*	13,300	292,733
Build-A-Bear Workshop, Inc.*	3,371	29,833
Burlington Stores, Inc.*	4,200	408,618
COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
Cabela's, Inc.*	1,300	69,043
Caesars Acquisition Co. - Class A*	32,200	495,880
Caleres, Inc.	8,100	214,002
Callaway Golf Co.	12,450	137,822
Carrols Restaurant Group, Inc.*	9,076	128,425
Casey's General Stores, Inc.	2,200	246,950
Cato Corp. - Class A	5,100	111,996
Cavco Industries, Inc.*	1,100	128,040
Century Casinos, Inc.*	5,600	42,336
Century Communities, Inc.*	2,172	55,169
Children's Place, Inc.	6,440	773,122
Choice Hotels International, Inc.	4,000	250,400
Christopher & Banks Corp.*	25,700	38,036
Churchill Downs, Inc.	960	152,496
Citi Trends, Inc.	4,100	69,700
Columbia Sportswear Co.	10,816	635,440
Commercial Vehicle Group, Inc.*	27,400	185,498
Cooper Tire & Rubber Co.	6,200	274,970
Cooper-Standard Holdings, Inc.*	4,350	482,545
Copa Holdings S.A. - Class A	7,100	796,975
Core-Mark Holding Co., Inc.	3,976	124,011
CST Brands, Inc.	2,925	140,663
Culp, Inc.	2,150	67,080
Daktronics, Inc.	10,700	101,115
Dana, Inc.	9,300	179,583
Deckers Outdoor Corp.*	2,800	167,244
Del Frisco's Restaurant Group, Inc.*	4,600	83,030
Del Taco Restaurants, Inc.*	9,400	124,644
Delta Apparel, Inc.*	2,000	35,260
Denny's Corp.*	5,700	70,509
Dorman Products, Inc.*	5,700	468,141
Douglas Dynamics, Inc.	4,400	134,860
Eldorado Resorts, Inc.*	3,700	70,023
Ethan Allen Interiors, Inc.	1,600	49,040
EZCORP, Inc. - Class A*	13,900	113,285
Finish Line, Inc. - Class A	4,600	65,458
FirstCash, Inc.	11,208	550,873
Flexsteel Industries, Inc.	1,872	94,349
Fox Factory Holding Corp.*	6,200	177,940
Fred's, Inc. - Class A1	10,300	134,930
Full House Resorts, Inc.*	9,211	22,383
Gaia, Inc.*	7,700	76,615
Genesco, Inc.*	3,000	166,350
Golden Entertainment, Inc.	4,000	52,920
Green Brick Partners, Inc.*	11,898	118,385
Group 1 Automotive, Inc.	6,000	444,480
Guess?, Inc.	9,850	109,828

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2017 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
Haverty Furniture Cos., Inc.	3,600	$87,660
Hawaiian Holdings, Inc.*	32,512	1,510,182
HNI Corp.	4,000	184,360
Hooker Furniture Corp.	5,960	185,058
Hovnanian Enterprises, Inc. - Class A*[1]	34,800	78,996
ILG, Inc.	14,100	295,536
Installed Building Products, Inc.*	3,900	205,725
International Speedway Corp. - Class A	4,400	162,580
Intrawest Resorts Holdings, Inc.*	24,300	607,743
iRobot Corp.*[1]	3,200	211,648
Isle of Capri Casinos, Inc.*	14,700	387,492
Jack in the Box, Inc.	2,170	220,732
JetBlue Airways Corp.*	14,070	289,983
Johnson Outdoors, Inc. - Class A	4,400	160,600
KB Home	21,700	431,396
Kewaunee Scientific Corp.	1,300	29,965
Kimball International, Inc. - Class B	9,000	148,500
La Quinta Holdings, Inc.*	10,500	141,960
La-Z-Boy, Inc.	7,430	200,610
LCI Industries	4,060	405,188
LGI Homes, Inc.*	2,500	84,775
Lifetime Brands, Inc.	6,647	133,605
Luby's, Inc.*	5,600	17,416
M/I Homes, Inc.*	7,500	183,750
Malibu Boats, Inc. - Class A*	3,400	76,330
Marcus Corp.	9,780	313,938
Marine Products Corp.	13,460	146,310
MarineMax, Inc.*	7,400	160,210
Marriott Vacations Worldwide Corp.	6,300	629,559
MDC Holdings, Inc.	18,010	541,200
Meritage Homes Corp.*	6,300	231,840
Meritor, Inc.*	13,600	232,968
Miller Industries, Inc.	5,025	132,409
Modine Manufacturing Co.*	9,004	109,849
Monarch Casino & Resort, Inc.*	8,300	245,182
Movado Group, Inc.[1]	4,950	123,503
NACCO Industries, Inc. - Class A	2,580	180,084
Nathan's Famous, Inc.*	800	50,120
National CineMedia, Inc.	6,600	83,358
Navistar International Corp.*	19,500	480,090
Office Depot, Inc.	25,300	118,025
PC Connection, Inc.	13,242	394,479
PCM, Inc.*	4,100	115,005
Penn National Gaming, Inc.*	3,787	69,794
Perry Ellis International, Inc.*	9,100	195,468
PetMed Express, Inc.[1]	5,300	106,742
Pier 1 Imports, Inc.	13,400	95,944
COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
Pool Corp.	2,400	286,392
Potbelly Corp.*	5,000	69,500
RCI Hospitality Holdings, Inc.	6,300	109,116
Reading International, Inc. - Class A*	17,200	267,288
Red Lion Hotels Corp.*	12,700	89,535
Regis Corp.*	23,946	280,647
RH*	4,400	203,544
Ruby Tuesday, Inc.*	13,800	38,778
Rush Enterprises, Inc. - Class A*	16,337	540,428
Rush Enterprises, Inc. - Class B*	4,880	152,158
ScanSource, Inc.*	4,400	172,700
Scientific Games Corp. - Class A*	7,500	177,375
Select Comfort Corp.*[1]	9,250	229,308
Shoe Carnival, Inc.	7,700	189,189
Skechers U.S.A., Inc. - Class A*	5,110	140,270
SkyWest, Inc.	30,980	1,061,065
Sonic Automotive, Inc. - Class A	8,300	166,415
Spartan Motors, Inc.	11,227	89,816
Speedway Motorsports, Inc.	18,019	339,478
Standard Motor Products, Inc.	1,700	83,538
Steelcase, Inc. - Class A	8,480	142,040
Steven Madden Ltd.*	6,900	265,995
Strattec Security Corp.[1]	900	25,020
Superior Industries International, Inc.	10,200	258,570
Superior Uniform Group, Inc.	3,554	66,104
Supreme Industries, Inc. - Class A	9,565	193,787
Taylor Morrison Home Corp. - Class A*	7,500	159,900
Tilly's, Inc. - Class A	6,800	61,336
Titan International, Inc.	14,550	150,447
Titan Machinery, Inc.*[1]	2,500	38,350
Toro Co.	5,400	337,284
TRI Pointe Group, Inc.*	9,500	119,130
Triton International Ltd./Bermuda	5,400	139,266
UCP, Inc. - Class A*	6,600	66,990
Unifi, Inc.*	3,797	107,797
UniFirst Corp.	3,900	551,655
Universal Electronics, Inc.*	2,700	184,950
Vail Resorts, Inc.	900	172,710
Virco Manufacturing Corp.*	5,478	21,638
Visteon Corp.*	1,100	107,745
Wabash National Corp.[1]	8,800	182,072
Wendy's Co.	56,800	773,048
WESCO International, Inc.*	5,650	392,957
West Marine, Inc.*	3,900	37,206
William Lyon Homes - Class A*	5,400	111,348
Winnebago Industries, Inc.	1,000	29,250
Wolverine World Wide, Inc.	3,700	92,389

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2017 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
Zumiez, Inc.*	5,100	$93,330
		33,246,870
CONSUMER, NON-CYCLICAL – 11.5%
Aaron's, Inc.	8,800	261,712
ABM Industries, Inc.	9,350	407,660
ACCO Brands Corp.*	54,600	717,990
Achaogen, Inc.*[1]	11,800	297,714
Acme United Corp.	2,100	59,010
Acorda Therapeutics, Inc.*	5,800	121,800
Addus HomeCare Corp.*	2,700	86,400
Almost Family, Inc.*[1]	1,700	82,620
AMAG Pharmaceuticals, Inc.*	4,100	92,455
Amedisys, Inc.*	4,002	204,462
American Public Education, Inc.*	3,000	68,700
Andersons, Inc.	10,400	394,160
AngioDynamics, Inc.*	9,700	168,295
Anika Therapeutics, Inc.*	800	34,752
Antares Pharma, Inc.*	47,500	134,900
Array BioPharma, Inc.*	13,500	120,690
Ascent Capital Group, Inc. - Class A*	3,100	43,803
Assembly Biosciences, Inc.*[1]	8,023	204,506
Avon Products, Inc.*	13,100	57,640
Barrett Business Services, Inc.	1,700	92,854
BioTelemetry, Inc.*	5,800	167,910
Bluebird Bio, Inc.*	4,600	418,140
Bridgepoint Education, Inc.*	5,800	61,886
CAI International, Inc.*	13,400	210,916
Capella Education Co.	900	76,523
Cara Therapeutics, Inc.*[1]	6,000	110,340
Cardtronics PLC - Class A*	1,000	46,750
Career Education Corp.*	15,506	134,902
Carriage Services, Inc.	4,900	132,888
CBIZ, Inc.*	14,300	193,765
CDI Corp.*	8,300	70,965
Central Garden & Pet Co.*[1]	25,362	940,169
Central Garden & Pet Co. - Class A*	39,070	1,356,510
Chemed Corp.	1,000	182,690
Chimerix, Inc.*	23,900	152,482
Community Health Systems, Inc.*	9,500	84,265
CONMED Corp.	7,900	350,839
CorVel Corp.*	3,300	143,550
CRA International, Inc.	5,000	176,650
Cross Country Healthcare, Inc.*	7,600	109,136
CryoLife, Inc.*	8,000	133,200
CSS Industries, Inc.	7,200	186,624
Cumberland Pharmaceuticals, Inc.*	11,500	79,810
Darling Ingredients, Inc.*	44,700	649,044
COMMON STOCKS (Continued)
CONSUMER, NON-CYCLICAL (Continued)
Dean Foods Co.	8,000	157,280
DeVry Education Group, Inc.	15,800	560,110
Diplomat Pharmacy, Inc.*	8,800	140,360
Enanta Pharmaceuticals, Inc.*	3,700	113,960
Ennis, Inc.	7,600	129,200
Ensign Group, Inc.	5,340	100,392
Envision Healthcare Corp.*	12,140	744,425
Everi Holdings, Inc.*	23,400	112,086
EVERTEC, Inc.	2,900	46,110
Exactech, Inc.*	2,600	65,520
Exelixis, Inc.*	38,500	834,295
Franklin Covey Co.*	3,700	74,740
Fresh Del Monte Produce, Inc.	27,600	1,634,748
FTI Consulting, Inc.*	12,200	502,274
Grand Canyon Education, Inc.*	2,700	193,347
Great Lakes Dredge & Dock Corp.*	44,600	178,400
Green Dot Corp. - Class A*	10,800	360,288
Hackett Group, Inc.	6,600	128,634
HealthEquity, Inc.*	3,600	152,820
Heidrick & Struggles International, Inc.	3,700	97,495
Heska Corp.*	4,100	430,418
Huron Consulting Group, Inc.*	1,800	75,780
ICF International, Inc.*	4,398	181,637
ICU Medical, Inc.*	1,600	244,320
Ingles Markets, Inc. - Class A	6,000	258,900
Insperity, Inc.	4,150	367,897
Integer Holdings Corp.*	6,660	267,732
Inter Parfums, Inc.	2,800	102,340
Intra-Cellular Therapies, Inc.*	5,200	84,500
John B Sanfilippo & Son, Inc.	3,168	231,866
K12, Inc.*	12,250	234,588
K2M Group Holdings, Inc.*	4,300	88,193
Karyopharm Therapeutics, Inc.*	10,800	138,672
Kelly Services, Inc. - Class A	10,000	218,600
Kindred Healthcare, Inc.	32,200	268,870
Korn/Ferry International	6,500	204,685
Landauer, Inc.	1,300	63,375
Lantheus Holdings, Inc.*	7,200	90,000
LendingTree, Inc.*[1]	1,900	238,165
LHC Group, Inc.*	6,600	355,740
LifePoint Health, Inc.*	9,400	615,700
LSC Communications, Inc.	1,637	41,187
Madrigal Pharmaceuticals, Inc.*[1]	2,800	43,120
Magellan Health, Inc.*	10,100	697,405
Matthews International Corp. - Class A	3,530	238,804
McGrath RentCorp	8,035	269,735
Merit Medical Systems, Inc.*	11,500	332,350

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2017 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, NON-CYCLICAL (Continued)
MGP Ingredients, Inc.[1]	4,546	$246,530
Misonix, Inc.*[1]	6,800	79,560
Molina Healthcare, Inc.*	1,900	86,640
MoneyGram International, Inc.*	19,400	326,114
National HealthCare Corp.	2,800	199,640
Navigant Consulting, Inc.*	13,900	317,754
Neff Corp. - Class A*	6,800	132,260
Net 1 UEPS Technologies, Inc.*	7,100	86,833
NewLink Genetics Corp.*	8,200	197,620
Nutraceutical International Corp.	1,351	42,084
Nutrisystem, Inc.	4,600	255,300
Omega Protein Corp.	12,317	246,956
Omeros Corp.*	4,000	60,480
On Assignment, Inc.*	600	29,118
OraSure Technologies, Inc.*	12,000	155,160
Owens & Minor, Inc.	8,600	297,560
PharMerica Corp.*	13,600	318,240
Portola Pharmaceuticals, Inc.*	3,800	148,922
Post Holdings, Inc.*	3,850	336,952
Prestige Brands Holdings, Inc.*	4,110	228,352
Quad/Graphics, Inc.	12,725	321,179
Retrophin, Inc.*	2,700	49,842
RPX Corp.*	25,000	300,000
RTI Surgical, Inc.*	11,800	47,200
Sanderson Farms, Inc.	3,550	368,632
SciClone Pharmaceuticals, Inc.*	13,532	132,614
Seaboard Corp.	64	266,845
Select Medical Holdings Corp.*	29,249	390,474
Seneca Foods Corp. - Class A*	1,900	68,590
Snyder's-Lance, Inc.	7,700	310,387
Sotheby's*	4,500	204,660
SpartanNash Co.	16,200	566,838
Sprouts Farmers Market, Inc.*	18,300	423,096
Strayer Education, Inc.	1,550	124,760
Sucampo Pharmaceuticals, Inc. - Class A*[1]	1,300	14,300
Synutra International, Inc.*[1]	11,800	70,210
Textainer Group Holdings Ltd.	6,600	100,980
Tivity Health, Inc.*	10,000	291,000
TriNet Group, Inc.*	12,100	349,690
Triple-S Management Corp. - Class B*	8,100	142,317
United Natural Foods, Inc.*	8,100	350,163
Universal American Corp.*	18,110	180,557
Universal Corp.	4,010	283,707
Vanda Pharmaceuticals, Inc.*	2,900	40,600
Viad Corp.	7,500	339,000
Village Super Market, Inc. - Class A	504	13,356
Weis Markets, Inc.	6,052	361,002
COMMON STOCKS (Continued)
CONSUMER, NON-CYCLICAL (Continued)
WellCare Health Plans, Inc.*	600	84,126
Willdan Group, Inc.*	3,500	112,910
Wright Medical Group N.V.*	6,000	186,720
		32,820,970
ENERGY – 6.6%
Abraxas Petroleum Corp.*	25,400	51,308
Adams Resources & Energy, Inc.	1,175	43,886
Alon USA Energy, Inc.	54,500	664,355
Archrock, Inc.	52,700	653,480
Atwood Oceanics, Inc.*[1]	12,700	121,031
Bristow Group, Inc.	17,719	269,506
California Resources Corp.*[1]	8,000	120,320
Callon Petroleum Co.*	43,500	572,460
CARBO Ceramics, Inc.*[1]	4,900	63,896
Clayton Williams Energy, Inc.*[1]	6,800	898,144
CONSOL Energy, Inc.	6,600	110,748
CVR Energy, Inc.[1]	6,900	138,552
Delek U.S. Holdings, Inc.	41,770	1,013,758
Dril-Quip, Inc.*	2,100	114,555
Earthstone Energy, Inc.*[1]	4,200	53,592
Era Group, Inc.*	9,400	124,644
Forum Energy Technologies, Inc.*	30,207	625,285
FutureFuel Corp.	16,100	228,298
Green Plains, Inc.	15,500	383,625
Gulf Island Fabrication, Inc.	5,500	63,525
Hallador Energy Co.	16,600	132,966
Helix Energy Solutions Group, Inc.*	37,400	290,598
Kosmos Energy Ltd.*[1]	21,700	144,522
Matador Resources Co.*	8,300	197,457
McDermott International, Inc.*	80,340	542,295
MRC Global, Inc.*	34,300	628,719
Murphy USA, Inc.*	1,500	110,130
Nabors Industries Ltd.	16,600	216,962
Natural Gas Services Group, Inc.*	10,541	274,593
Newpark Resources, Inc.*	32,400	262,440
NOW, Inc.*	5,650	95,824
Oasis Petroleum, Inc.*	73,100	1,042,406
Oceaneering International, Inc.	9,800	265,384
Oil States International, Inc.*	7,500	248,625
Pacific Ethanol, Inc.*	11,100	76,035
Parsley Energy, Inc. - Class A*	11,600	377,116
Patterson-UTI Energy, Inc.	28,100	681,987
PDC Energy, Inc.*	13,800	860,430
Pioneer Energy Services Corp.*	36,500	146,000
Renewable Energy Group, Inc.*	18,400	192,280
REX American Resources Corp.*	6,718	607,912
Rice Energy, Inc.*	5,000	118,500

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2017 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
ENERGY (Continued)
Ring Energy, Inc.*	4,900	$53,018
Rowan Cos. Plc - Class A*	32,100	500,118
RPC, Inc.[1]	25,000	457,750
RSP Permian, Inc.*	19,950	826,528
Sanchez Energy Corp.*	6,300	60,102
SEACOR Holdings, Inc.*	10,854	750,988
SemGroup Corp. - Class A	12,800	460,800
SunCoke Energy, Inc.*	19,000	170,240
Trecora Resources*	6,300	69,930
Unit Corp.*	20,400	492,864
Western Refining, Inc.	9,200	322,644
Willbros Group, Inc.*	13,907	38,105
WPX Energy, Inc.*	55,450	742,476
		18,773,712
FINANCIAL – 29.8%
1st Source Corp.	10,812	507,623
Acacia Research Corp.*	12,300	70,725
Access National Corp.[1]	771	23,145
ACNB Corp.	2,100	60,585
Air Lease Corp.	9,700	375,875
Aircastle Ltd.	19,560	471,983
Alexander & Baldwin, Inc.	3,900	173,628
Allegiance Bancshares, Inc.*	2,000	74,400
Ambac Financial Group, Inc.*	16,700	314,962
American Equity Investment Life Holding Co.	48,290	1,141,093
American National Bankshares, Inc.	1,366	50,884
American National Insurance Co.	1,900	224,257
American River Bankshares	1,300	19,266
Ameris Bancorp	8,200	378,020
AMERISAFE, Inc.	8,288	537,891
AmeriServ Financial, Inc.	6,700	25,125
Ames National Corp.	500	15,300
Argo Group International Holdings Ltd.	10,194	691,153
Arrow Financial Corp.	3,094	104,887
Aspen Insurance Holdings Ltd.	5,060	263,373
Associated Banc-Corp	9,400	229,360
Astoria Financial Corp.	37,700	773,227
Atlantic Coast Financial Corp.*	3,000	22,860
Baldwin & Lyons, Inc. - Class B	7,000	171,150
BancFirst Corp.	1,192	107,161
BancorpSouth, Inc.	14,500	438,625
Bank Mutual Corp.	16,001	150,409
Bank of Commerce Holdings	5,400	57,780
Bank of Hawaii Corp.	1,700	140,012
Bank of Marin Bancorp	1,955	125,804
BankFinancial Corp.	9,450	137,214
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Bankwell Financial Group, Inc.	3,200	110,048
Banner Corp.	3,110	173,040
Bar Harbor Bankshares	5,855	193,667
Bear State Financial, Inc.	4,900	46,060
Beneficial Bancorp, Inc.	8,600	137,600
Berkshire Hills Bancorp, Inc.	9,036	325,748
Blue Capital Reinsurance Holdings Ltd.	4,500	86,850
BNC Bancorp	11,697	409,980
BofI Holding, Inc.*[1]	11,200	292,656
BOK Financial Corp.[1]	5,200	407,004
Boston Private Financial Holdings, Inc.	11,900	195,160
Bridge Bancorp, Inc.	2,300	80,500
Brookline Bancorp, Inc.	25,600	400,640
Bryn Mawr Bank Corp.	477	18,842
C&F Financial Corp.	500	23,150
Camden National Corp.	4,271	188,095
Capital Bank Financial Corp. - Class A	6,722	291,735
Capital City Bank Group, Inc.	3,545	75,828
Capitol Federal Financial, Inc.	32,800	479,864
Cardinal Financial Corp.	4,200	125,748
Carolina Financial Corp.	3,600	108,000
Cascade Bancorp*	4,886	37,671
Cass Information Systems, Inc.	1,800	118,980
Cathay General Bancorp	18,000	678,240
CenterState Banks, Inc.	8,200	212,380
Central Pacific Financial Corp.	3,000	91,620
Central Valley Community Bancorp	7,760	159,080
Century Bancorp, Inc. - Class A	815	49,572
Charter Financial Corp.	5,800	114,086
Chemical Financial Corp.	11,490	587,713
Citizens & Northern Corp.	700	16,296
Citizens, Inc.*[1]	8,800	65,384
City Holding Co.	3,499	225,616
Civista Bancshares, Inc.	2,440	54,070
Clifton Bancorp, Inc.	6,400	103,616
CNB Financial Corp.	930	22,218
CNO Financial Group, Inc.	54,580	1,118,890
CoBiz Financial, Inc.	4,300	72,240
Codorus Valley Bancorp, Inc.[1]	2,218	57,468
Colony Bankcorp, Inc.	3,800	51,680
Columbia Banking System, Inc.	13,600	530,264
Community Bank System, Inc.	2,700	148,446
Community Bankers Trust Corp.*	3,286	26,288
Community Financial Corp.	900	32,400
Community Trust Bancorp, Inc.	680	31,110
ConnectOne Bancorp, Inc.	3,800	92,150
Consumer Portfolio Services, Inc.*	26,400	124,344

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2017 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Cowen Group, Inc. - Class A*	6,650	$99,418
Crawford & Co. - Class B	8,300	83,249
CU Bancorp*	2,352	93,257
Customers Bancorp, Inc.*	5,150	162,379
CVB Financial Corp.	16,200	357,858
Dime Community Bancshares, Inc.	4,900	99,470
Donegal Group, Inc. - Class A	5,031	88,646
Eagle Bancorp, Inc.*	2,137	127,579
Eastern Virginia Bankshares, Inc.	2,700	28,296
EMC Insurance Group, Inc.	7,749	217,437
Employers Holdings, Inc.	18,200	690,690
Encore Capital Group, Inc.*[1]	1,600	49,280
Enova International, Inc.*	14,900	221,265
Enstar Group Ltd.*	2,700	516,510
Enterprise Bancorp, Inc.	2,800	97,328
Enterprise Financial Services Corp.	3,100	131,440
ESSA Bancorp, Inc.	11,128	162,246
Evans Bancorp, Inc.	2,900	111,360
EverBank Financial Corp.	58,380	1,137,242
Farmers Capital Bank Corp.	2,000	80,800
Farmers National Banc Corp.	5,600	80,360
FBL Financial Group, Inc. - Class A	14,400	942,480
Federal Agricultural Mortgage Corp. - Class C	7,808	449,507
Federated National Holding Co.	3,820	66,583
Fidelity & Guaranty Life	3,310	92,018
Fidelity Southern Corp.	9,107	203,815
Financial Engines, Inc.[1]	4,000	174,200
Financial Institutions, Inc.	3,930	129,493
First American Financial Corp.	7,460	293,029
First Bancorp, Inc.	3,070	83,658
First BanCorp/Puerto Rico*	48,800	275,720
First Bancorp/Southern Pines NC	7,403	216,834
First Bancshares, Inc.	1,086	30,951
First Bank/Hamilton NJ	1,300	15,535
First Busey Corp.	14,229	418,333
First Business Financial Services, Inc.	1,212	31,464
First Citizens BancShares, Inc. - Class A	1,300	435,981
First Commonwealth Financial Corp.[1]	33,960	450,310
First Community Bancshares, Inc.	2,700	67,419
First Defiance Financial Corp.	7,850	388,653
First Financial Bancorp	16,300	447,435
First Financial Bankshares, Inc.[1]	5,900	236,590
First Financial Corp.	3,081	146,347
First Financial Northwest, Inc.	12,200	215,574
First Horizon National Corp.	13,000	240,500
First Interstate BancSystem, Inc. - Class A	7,200	285,480
COMMON STOCKS (Continued)
FINANCIAL (Continued)
First Merchants Corp.	12,605	495,629
First Mid-Illinois Bancshares, Inc.	1,732	58,611
First Midwest Bancorp, Inc.	32,300	764,864
First of Long Island Corp.	5,025	135,926
First United Corp.*	6,300	91,350
Flagstar Bancorp, Inc.*	4,200	118,398
Flushing Financial Corp.	8,900	239,143
FNB Corp.	50,252	747,247
FNFV Group*	6,000	79,500
Forestar Group, Inc.*	6,600	90,090
Franklin Financial Network, Inc.*	2,100	81,375
Fulton Financial Corp.	56,400	1,006,740
GAIN Capital Holdings, Inc.	21,500	179,095
Genworth Financial, Inc. - Class A*	34,500	142,140
German American Bancorp, Inc.	4,258	201,574
Glacier Bancorp, Inc.	13,400	454,662
Global Indemnity Ltd.*	2,000	76,980
Great Southern Bancorp, Inc.	2,415	121,957
Great Western Bancorp, Inc.[1]	4,960	210,354
Green Bancorp, Inc.*	8,100	144,180
Greenhill & Co., Inc.	7,600	222,680
Greenlight Capital Re Ltd. - Class A*	11,700	258,570
Guaranty Bancorp	3,000	73,050
Guaranty Federal Bancshares, Inc.	965	18,818
Hallmark Financial Services, Inc.*	7,599	83,969
Hancock Holding Co.	22,700	1,033,985
Hanmi Financial Corp.	9,100	279,825
Hanover Insurance Group, Inc.	6,900	621,414
HCI Group, Inc.[1]	7,500	341,850
Health Insurance Innovations, Inc. - Class A*	12,900	206,400
Heartland Financial USA, Inc.	3,500	174,825
Heritage Commerce Corp.	10,740	151,434
Heritage Financial Corp.	7,070	174,982
Heritage Insurance Holdings, Inc.	11,800	150,686
Heritage Oaks Bancorp	13,970	186,499
Hilltop Holdings, Inc.	18,147	498,498
HMN Financial, Inc.*	1,020	18,258
Home Bancorp, Inc.	2,520	85,050
HomeStreet, Inc.*	4,200	117,390
Hope Bancorp, Inc.	16,817	322,382
Horace Mann Educators Corp.	15,900	652,695
Horizon Bancorp	4,561	119,589
Huntington Bancshares, Inc.	23,736	317,825
IBERIABANK Corp.	9,971	788,706
Independence Holding Co.	6,550	121,830
Independent Bank Corp.	3,589	74,292

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2017 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Independent Bank Corp./Rockland MA	7,400	$481,000
Independent Bank Group, Inc.	2,400	154,320
Infinity Property & Casualty Corp.	6,740	643,670
International Bancshares Corp.	17,700	626,580
INTL. FCStone, Inc.*	6,845	259,836
Investment Technology Group, Inc.	6,775	137,194
Investors Title Co.	700	110,705
Janus Capital Group, Inc.	32,800	432,960
KCG Holdings, Inc. - Class A*	2,189	39,030
Kearny Financial Corp.	5,100	76,755
Kemper Corp.	22,330	890,967
Lakeland Bancorp, Inc.	16,435	322,126
Lakeland Financial Corp.	6,050	260,876
Legg Mason, Inc.	4,000	144,440
LPL Financial Holdings, Inc.	8,300	330,589
Macatawa Bank Corp.	4,200	41,496
Maiden Holdings Ltd.	29,540	413,560
MainSource Financial Group, Inc.	8,082	266,140
Malvern Bancorp, Inc.*	2,546	53,975
Marlin Business Services Corp.	7,400	190,550
Maui Land & Pineapple Co., Inc.*	6,277	73,755
MB Financial, Inc.	12,543	537,091
MBIA, Inc.*	27,200	230,384
MBT Financial Corp.	7,000	79,450
Medley Management, Inc. - Class A	6,000	49,800
Mercantile Bank Corp.	4,830	166,152
Merchants Bancshares, Inc.	3,190	155,353
Mercury General Corp.	14,100	859,959
Meta Financial Group, Inc.	3,700	327,450
MGIC Investment Corp.*	59,400	601,722
Middleburg Financial Corp.	700	28,028
MidWestOne Financial Group, Inc.	2,100	72,009
MutualFirst Financial, Inc.	2,626	82,850
National Bankshares, Inc.[1]	1,700	63,835
National Commerce Corp.*	2,600	95,160
National General Holdings Corp.	7,500	178,200
National Western Life Group, Inc. - Class A	1,900	577,904
Nationstar Mortgage Holdings, Inc.*[1]	8,200	129,232
Navigators Group, Inc.	19,666	1,067,864
NBT Bancorp, Inc.	5,400	200,178
Nelnet, Inc. - Class A	10,200	447,372
Nicolet Bankshares, Inc.*	2,265	107,225
NMI Holdings, Inc. - Class A*	29,500	336,300
Northrim BanCorp, Inc.	1,620	48,681
Northwest Bancshares, Inc.	25,408	427,871
OceanFirst Financial Corp.	17,909	504,586
Ocwen Financial Corp.*	95,400	521,838
COMMON STOCKS (Continued)
FINANCIAL (Continued)
OFG Bancorp[1]	28,000	330,400
Old Line Bancshares, Inc.	1,300	37,024
Old National Bancorp	33,566	582,370
Old Point Financial Corp.	861	25,959
Old Second Bancorp, Inc.	14,600	164,250
OneBeacon Insurance Group Ltd. - Class A	10,500	168,000
Oppenheimer Holdings, Inc. - Class A	1,700	29,070
Oritani Financial Corp.	8,152	138,584
Orrstown Financial Services, Inc.	2,733	61,083
Pacific Premier Bancorp, Inc.*	4,930	190,051
Park National Corp.	2,100	220,920
Park Sterling Corp.	22,389	275,609
Parke Bancorp, Inc.	2,640	56,364
Pathfinder Bancorp, Inc.	1,600	23,200
Peapack Gladstone Financial Corp.	5,295	156,679
Penns Woods Bancorp, Inc.	400	17,380
Peoples Bancorp, Inc.	1,800	56,988
Pinnacle Financial Partners, Inc.	10,900	724,305
Piper Jaffray Cos.	5,300	338,405
PRA Group, Inc.*	11,500	381,225
Preferred Bank/Los Angeles CA	7,100	380,986
Premier Financial Bancorp, Inc.	2,530	53,206
Primerica, Inc.	4,500	369,900
PrivateBancorp, Inc.	15,547	923,025
ProAssurance Corp.	5,500	331,375
Provident Financial Holdings, Inc.	4,300	80,195
Provident Financial Services, Inc.	14,800	382,580
QCR Holdings, Inc.	2,640	111,804
Radian Group, Inc.	11,700	210,132
Regional Management Corp.*	5,400	104,922
RenaissanceRe Holdings Ltd.	684	98,941
Renasant Corp.	13,203	524,027
Riverview Bancorp, Inc.	12,348	88,288
RLI Corp.	4,200	252,084
S&T Bancorp, Inc.	10,016	346,554
Safety Insurance Group, Inc.	6,550	459,155
Sandy Spring Bancorp, Inc.	4,031	165,231
Seacoast Banking Corp. of Florida*	7,875	188,842
Security National Financial Corp. - Class A*	6,442	43,806
Selective Insurance Group, Inc.	36,393	1,715,930
ServisFirst Bancshares, Inc.[1]	4,000	145,520
Shore Bancshares, Inc.	3,600	60,156
SI Financial Group, Inc.	6,500	91,325
Sierra Bancorp	8,200	224,926
Simmons First National Corp. - Class A	5,652	311,708
SLM Corp.*	16,000	193,600

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2017 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
South State Corp.	3,755	$335,509
Southern First Bancshares, Inc.*	2,000	65,300
Southern National Bancorp of Virginia, Inc.	1,800	30,474
Southside Bancshares, Inc.[1]	3,479	116,790
Southwest Bancorp, Inc.	6,100	159,515
St. Joe Co.*	2,600	44,330
State Auto Financial Corp.	15,545	426,710
State Bank Financial Corp.	9,400	245,528
State National Cos., Inc.	6,400	92,160
Sterling Bancorp	39,009	924,513
Stewart Information Services Corp.	12,980	573,456
Stifel Financial Corp.*	13,100	657,489
Stock Yards Bancorp, Inc.	5,250	213,412
Stonegate Mortgage Corp.*	15,205	121,032
Suffolk Bancorp	700	28,287
Summit Financial Group, Inc.[1]	2,801	60,334
Summit State Bank	3,550	46,150
Sutherland Asset Management Corp.	5,600	80,920
Synovus Financial Corp.	8,828	362,125
TCF Financial Corp.	3,900	66,378
Texas Capital Bancshares, Inc.*	12,500	1,043,125
Third Point Reinsurance Ltd.*	14,100	170,610
Timberland Bancorp, Inc.	4,878	109,267
Tompkins Financial Corp.	3,729	300,371
Towne Bank/Portsmouth VA	7,392	239,501
TriCo Bancshares	4,525	160,773
TriState Capital Holdings, Inc.*	6,900	161,115
Triumph Bancorp, Inc.*	5,600	144,480
TrustCo Bank Corp. NY	19,200	150,720
Trustmark Corp.	20,750	659,642
Two River Bancorp	1,890	33,396
Umpqua Holdings Corp.	62,024	1,100,306
Union Bankshares Corp.	11,809	415,441
United Bankshares, Inc.[1]	8,459	357,393
United Community Bancorp	995	17,512
United Community Banks, Inc.	16,200	448,578
United Community Financial Corp.	40,760	339,938
United Financial Bancorp, Inc.	7,289	123,986
United Fire Group, Inc.	17,370	742,915
United Insurance Holdings Corp.	7,506	119,721
Unity Bancorp, Inc.	3,303	55,986
Universal Insurance Holdings, Inc.	24,660	604,170
Univest Corp. of Pennsylvania	13,530	350,427
Validus Holdings Ltd.	15,700	885,323
Valley National Bancorp	5,191	61,254
Veritex Holdings, Inc.*	8,900	250,268
Virtus Investment Partners, Inc.[1]	500	52,950
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Walker & Dunlop, Inc.*	9,600	400,224
Washington Federal, Inc.	28,200	933,420
Washington Trust Bancorp, Inc.	3,100	152,830
Waterstone Financial, Inc.	8,924	162,863
Webster Financial Corp.	22,740	1,137,910
WesBanco, Inc.	11,343	432,282
West Bancorporation, Inc.	2,220	50,949
Westamerica Bancorporation[1]	6,900	385,227
Western Alliance Bancorp*	2,390	117,325
Western New England Bancorp, Inc.	13,581	142,600
Wintrust Financial Corp.	12,300	850,176
World Acceptance Corp.*[1]	1,800	93,204
WSFS Financial Corp.	7,159	328,956
Xenith Bankshares, Inc.*	1,320	33,488
		85,033,286
INDUSTRIAL – 18.9%
AAON, Inc.	9,400	332,290
AAR Corp.	18,300	615,429
Actuant Corp. - Class A	8,500	223,975
Advanced Energy Industries, Inc.*	8,450	579,332
Aegion Corp.*	7,989	183,028
Aerovironment, Inc.*	2,500	70,075
Air Transport Services Group, Inc.*	45,900	736,695
Alamo Group, Inc.	4,900	373,331
Albany International Corp. - Class A	2,500	115,125
Allied Motion Technologies, Inc.	5,106	102,631
American Railcar Industries, Inc.[1]	4,800	197,280
Ampco-Pittsburgh Corp.[1]	3,000	42,150
Applied Optoelectronics, Inc.*	8,300	466,045
ArcBest Corp.	14,800	384,800
Ardmore Shipping Corp.	7,000	56,350
Argan, Inc.	3,600	238,140
Arotech Corp.*[1]	24,400	71,980
Astec Industries, Inc.	5,297	325,739
Astronics Corp.*	4,200	133,266
Atlas Air Worldwide Holdings, Inc.*	17,050	945,422
AVX Corp.	10,700	175,266
Babcock & Wilcox Enterprises, Inc.*	4,800	44,832
Ballantyne Strong, Inc.*	7,765	46,590
Barnes Group, Inc.	9,900	508,266
Bel Fuse, Inc. - Class B	2,780	71,029
Benchmark Electronics, Inc.*	23,800	756,840
Berry Plastics Group, Inc.*	2,920	141,824
Brady Corp. - Class A	7,900	305,335
Briggs & Stratton Corp.	20,700	464,715
BWX Technologies, Inc.	6,800	323,680
Casella Waste Systems, Inc. - Class A*	11,100	156,621

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2017 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
CECO Environmental Corp.	8,800	$92,488
Chart Industries, Inc.*	10,900	380,846
Chase Corp.	1,700	162,180
CIRCOR International, Inc.	1,600	95,104
Coherent, Inc.*	7,989	1,642,858
Colfax Corp.*	3,200	125,632
Columbus McKinnon Corp.	4,200	104,244
Comfort Systems USA, Inc.	3,000	109,950
Control4 Corp.*	4,800	75,792
Core Molding Technologies, Inc.*	3,300	58,839
Covenant Transportation Group, Inc. - Class A*	9,142	171,870
Cree, Inc.*	3,800	101,574
CTS Corp.	5,600	119,280
Cubic Corp.	2,300	121,440
Curtiss-Wright Corp.	11,600	1,058,616
DHT Holdings, Inc.	28,600	127,842
Ducommun, Inc.*	8,022	230,953
DXP Enterprises, Inc.*	2,800	106,036
Dycom Industries, Inc.*	2,900	269,555
Eastern Co.	2,500	53,500
EMCOR Group, Inc.	6,700	421,765
Encore Wire Corp.	7,000	322,000
EnPro Industries, Inc.	1,700	120,972
ESCO Technologies, Inc.	2,900	168,490
Esterline Technologies Corp.*	10,540	906,967
Fabrinet*	11,600	487,548
Federal Signal Corp.	18,100	249,961
Frequency Electronics, Inc.*	3,019	33,209
GasLog Ltd.[1]	12,900	198,015
GATX Corp.[1]	18,640	1,136,294
Gencor Industries, Inc.*	7,200	107,640
Gener8 Maritime, Inc.*	14,600	82,782
Generac Holdings, Inc.*	1,800	67,104
General Cable Corp.	27,000	484,650
General Finance Corp.*	10,700	54,570
Gibraltar Industries, Inc.*	25,550	1,052,660
Global Brass & Copper Holdings, Inc.	4,800	165,120
Golar LNG Ltd.[1]	19,800	553,014
Goldfield Corp.*	15,700	90,275
Graham Corp.	4,900	112,700
Granite Construction, Inc.	9,850	494,372
Greenbrier Cos., Inc.[1]	9,800	422,380
Greif, Inc. - Class A	8,900	490,301
Griffon Corp.	25,230	621,919
Hardinge, Inc.	9,900	111,276
Harsco Corp.*	22,400	285,600
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
Headwaters, Inc.*	6,300	147,924
Heartland Express, Inc.	10,200	204,510
Heritage-Crystal Clean, Inc.*	5,800	79,460
Hill International, Inc.*	12,400	51,460
Hudson Technologies, Inc.*	8,200	54,120
Hurco Cos., Inc.	1,802	56,042
Hyster-Yale Materials Handling, Inc.	4,080	230,071
IES Holdings, Inc.*	21,900	396,390
II-VI, Inc.*	14,970	539,668
Insteel Industries, Inc.	4,000	144,560
Iteris, Inc.*	28,016	152,407
Itron, Inc.*	5,900	358,130
John Bean Technologies Corp.	1,700	149,515
Joy Global, Inc.	40,500	1,144,125
Kadant, Inc.	6,290	373,312
Kaman Corp.	2,000	96,260
KapStone Paper and Packaging Corp.	19,100	441,210
KBR, Inc.	6,900	103,707
Kemet Corp.*	7,600	91,200
Kennametal, Inc.	15,900	623,757
Kimball Electronics, Inc.*	13,100	222,045
Kirby Corp.*	1,600	112,880
KLX, Inc.*	6,900	308,430
Knight Transportation, Inc.	8,400	263,340
Kratos Defense & Security Solutions, Inc.*	13,700	106,586
Lawson Products, Inc.*	1,646	36,953
Layne Christensen Co.*[1]	13,700	121,108
Littelfuse, Inc.	600	95,946
Louisiana-Pacific Corp.*	29,760	738,643
LSB Industries, Inc.*[1]	7,700	72,226
LSI Industries, Inc.	5,200	52,468
Lydall, Inc.*	7,888	422,797
Manitowoc Co., Inc.*	24,300	138,510
Marten Transport Ltd.	16,200	379,890
MasTec, Inc.*	15,144	606,517
Methode Electronics, Inc.	3,580	163,248
Mistras Group, Inc.*	2,900	62,002
Moog, Inc. - Class A*	5,600	377,160
MSA Safety, Inc.	2,400	169,656
Mueller Industries, Inc.	4,400	150,612
Mueller Water Products, Inc. - Class A	6,901	81,570
Multi-Color Corp.	5,238	371,898
MYR Group, Inc.*	6,900	282,900
National Presto Industries, Inc.	600	61,320
NL Industries, Inc.*	14,700	94,815
NN, Inc.	7,200	181,440
Nordson Corp.	3,500	429,940

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2017 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
Northwest Pipe Co.*	4,000	$62,840
Novanta, Inc.*	3,600	95,580
Orion Group Holdings, Inc.*	12,900	96,363
Oshkosh Corp.	1,900	130,321
Overseas Shipholding Group, Inc. - Class A	13,600	52,496
Park Electrochemical Corp.	4,700	83,942
Park-Ohio Holdings Corp.	4,700	168,965
Patrick Industries, Inc.*	2,360	167,324
Plexus Corp.*	5,800	335,240
Powell Industries, Inc.	2,600	89,544
Primoris Services Corp.	9,100	211,302
Quanex Building Products Corp.	9,000	182,250
Radiant Logistics, Inc.*	36,100	180,500
Raven Industries, Inc.	3,900	113,295
Regal Beloit Corp.	5,900	446,335
Rexnord Corp.*	8,800	203,104
Rogers Corp.*	2,500	214,675
Saia, Inc.*	9,900	438,570
Sanmina Corp.*	48,090	1,952,454
Scorpio Bulkers, Inc.*[1]	19,800	182,160
Scorpio Tankers, Inc.	28,210	125,252
Ship Finance International Ltd.[1]	11,465	168,536
SPX Corp.*	4,600	111,550
Standex International Corp.	500	50,075
Sterling Construction Co., Inc.*	16,400	151,700
Summit Materials, Inc. - Class A*	18,013	445,101
Synalloy Corp.*	7,400	90,650
SYNNEX Corp.	16,200	1,813,428
Tech Data Corp.*	10,525	988,297
Teledyne Technologies, Inc.*	5,000	632,300
Terex Corp.	15,300	480,420
Tetra Tech, Inc.	13,150	537,178
TimkenSteel Corp.*	16,800	317,688
TopBuild Corp.*	8,100	380,700
Transcat, Inc.*	5,141	65,291
TRC Cos., Inc.*	13,400	233,830
Tredegar Corp.	20,992	368,410
Trex Co., Inc.*	6,000	416,340
Trinseo S.A.	9,600	644,160
Tsakos Energy Navigation Ltd.	17,400	83,346
TTM Technologies, Inc.*	34,044	549,130
Tutor Perini Corp.*	23,500	747,300
Twin Disc, Inc.*	6,200	127,534
U.S. Ecology, Inc.	2,700	126,495
Universal Forest Products, Inc.	7,450	734,123
Vishay Intertechnology, Inc.	44,450	731,202
Vishay Precision Group, Inc.*	8,900	140,620
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
VSE Corp.	5,600	228,480
Watts Water Technologies, Inc. - Class A	3,400	211,990
Werner Enterprises, Inc.	9,500	248,900
Willis Lease Finance Corp.*	1,900	42,465
Worthington Industries, Inc.	1,500	67,635
XPO Logistics, Inc.*[1]	17,612	843,439
ZAGG, Inc.*	13,460	96,912
Zebra Technologies Corp. - Class A*	1,800	164,250
		53,752,979
TECHNOLOGY – 7.5%
Actua Corp.*	16,300	229,015
Acxiom Corp.*	6,200	176,514
Advanced Micro Devices, Inc.*	93,700	1,363,335
Agilysys, Inc.*	4,700	44,415
Alpha & Omega Semiconductor Ltd.*	27,900	479,601
Amkor Technology, Inc.*	25,900	300,181
Axcelis Technologies, Inc.*	7,375	138,650
AXT, Inc.*	25,100	145,580
Brooks Automation, Inc.	32,700	732,480
Cabot Microelectronics Corp.	4,900	375,389
CACI International, Inc. - Class A*	13,600	1,595,280
Carbonite, Inc.*	4,000	81,200
Castlight Health, Inc. - Class B*	16,900	61,685
Cavium, Inc.*	2,492	178,577
CEVA, Inc.*	5,200	184,600
Cirrus Logic, Inc.*	15,700	952,833
Cohu, Inc.	15,644	288,788
Convergys Corp.	27,200	575,280
CSG Systems International, Inc.	1,700	64,277
Cypress Semiconductor Corp.	54,153	745,145
Digi International, Inc.*	8,400	99,960
Diodes, Inc.*	8,400	202,020
DMC Global, Inc.	6,300	78,120
Donnelley Financial Solutions, Inc.*	1,637	31,578
DSP Group, Inc.*	16,100	193,200
Ebix, Inc.[1]	14,070	861,787
EMCORE Corp.	12,100	108,900
Engility Holdings, Inc.*	8,006	231,694
Entegris, Inc.*	25,100	587,340
Exar Corp.*	9,300	120,993
ExlService Holdings, Inc.*	3,410	161,498
FormFactor, Inc.*	38,786	459,614
GigPeak, Inc.*	16,100	49,588
Glu Mobile, Inc.*	34,900	79,223
GSE Systems, Inc.*	8,500	28,900
GSI Technology, Inc.*	11,200	97,440
InnerWorkings, Inc.*	4,400	43,824

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2017 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
TECHNOLOGY (Continued)
Inovalon Holdings, Inc. - Class A*[1]	9,300	$117,180
Inphi Corp.*	3,600	175,752
Insight Enterprises, Inc.*	15,600	641,004
IXYS Corp.	1,600	23,280
Key Tronic Corp.*	7,700	56,518
KeyW Holding Corp.*[1]	12,800	120,832
Kopin Corp.*	31,600	129,560
Kulicke & Soffa Industries, Inc.*	29,600	601,472
MagnaChip Semiconductor Corp.*	8,700	83,085
ManTech International Corp. - Class A	10,480	362,922
MaxLinear, Inc.*	9,933	278,621
Mercury Systems, Inc.*	12,400	484,220
MicroStrategy, Inc. - Class A*	700	131,460
MKS Instruments, Inc.	16,000	1,100,000
Nanometrics, Inc.*	3,900	118,794
NetScout Systems, Inc.*	15,700	595,815
Photronics, Inc.*	57,600	616,320
QAD, Inc. - Class A	2,200	61,270
Qorvo, Inc.*	4,505	308,863
Rudolph Technologies, Inc.*	6,470	144,928
Sapiens International Corp. N.V.	5,500	70,840
Science Applications International Corp.	3,500	260,400
Sigma Designs, Inc.*	15,300	95,625
StarTek, Inc.*	3,000	26,070
Super Micro Computer, Inc.*	16,418	416,196
Sykes Enterprises, Inc.*	11,797	346,832
Take-Two Interactive Software, Inc.*	2,000	118,540
Teradyne, Inc.	4,900	152,390
Ultra Clean Holdings, Inc.*	6,300	106,281
Ultratech, Inc.*	6,200	183,644
Unisys Corp.*[1]	9,000	125,550
Veeco Instruments, Inc.*	14,600	435,810
Verint Systems, Inc.*	6,400	277,600
Virtusa Corp.*	4,700	142,034
Xcerra Corp.*	11,800	104,902
Xperi Corp.	4,700	159,565
		21,322,679
UTILITIES – 0.0%
Ameresco, Inc. - Class A*	10,913	71,480

TOTAL COMMON STOCKS (Cost 195,357,919)		272,580,464

	Principal Amount	Value
CORPORATE BONDS – 0.0%
INDUSTRIAL – 0.0%
Mueller Industries, Inc.6.00%, 3/1/2027[4]	$22,000	$21,808

TOTAL CORPORATE BONDS (Cost $22,000)		21,808

	Number of Shares
EXCHANGE-TRADED FUNDS – 0.9%
SPDR S&P Metals & Mining ETF[1]	36,773	1,118,635
SPDR S&P Oil & Gas Equipment & Services ETF[1]	29,200	586,628
SPDR S&P Oil & Gas Exploration & Production ETF	25,300	947,232

TOTAL EXCHANGE-TRADED FUNDS (Cost $2,007,213)		2,652,495

RIGHTS – 0.0%
COMMUNICATIONS – 0.0%
Media General, Inc*	18,100	—

TOTAL RIGHTS (Cost $—)		—

MONEY MARKET INVESTMENTS – 8.6%
Blackrock Liquidity Funds FedFund Portfolio, 0.61%[2,3]	12,831,363	12,831,363
Federated Treasury Obligations Fund - Class Institutional, 0.56%[2]	11,497,564	11,497,564

TOTAL MONEY MARKET INVESTMENTS
(Cost $24,328,927)		24,328,927

TOTAL INVESTMENTS – 105.2% (Cost $221,716,059)		299,583,694

Liabilities less other assets – (5.2)%		(14,748,155)

TOTAL NET ASSETS – 100.0%		$284,835,539

PLC – Public Limited Company

*	Non-income producing security.

[1]	All or a portion of shares are on loan. Total loaned securities had a fair value of $12,521,436 at March 31, 2017.

[2]	Variable rate security; the rate shown represents the rate at March 31, 2017.

[3]	Investments purchased with cash proceeds from securities lending. Total collateral had a fair value of $12,831,363 at March 31, 2017.

[4]	Callable.

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SUMMARY OF INVESTMENTS
As of March 31, 2017 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Banks	15.1%
Insurance	8.2%
Electronics	4.5%
Semiconductors	4.4%
Savings & Loans	3.8%
Oil & Gas	3.7%
Commercial Services	3.5%
Retail	3.3%
Chemicals	2.7%
Diversified Financial Services	2.5%
Transportation	2.3%
Food	2.1%
Computers	2.1%
Oil & Gas Services	2.1%
Telecommunications	1.9%
Engineering & Construction	1.8%
Building Materials	1.8%
Healthcare-Services	1.7%
Aerospace/Defense	1.7%
Miscellaneous Manufacturing	1.6%
Media	1.4%
Airlines	1.3%
Entertainment	1.2%
Pharmaceuticals	1.2%
Household Products/Wares	1.1%
Mining	1.1%
Machinery-Diversified	1.1%
Auto Parts & Equipment	1.1%
Internet	1.1%
Iron/Steel	1.1%
Software	1.0%
Home Builders	1.0%
Machinery-Construction & Mining	0.9%
Healthcare-Products	0.8%
Biotechnology	0.8%
Electrical Components & Equipment	0.7%
Lodging	0.7%
Leisure Time	0.6%
Apparel	0.6%
Trucking & Leasing	0.6%
Energy-Alternate Sources	0.5%
Home Furnishings	0.5%
Environmental Control	0.5%
Metal Fabricate/Hardware	0.5%
Packaging & Containers	0.5%
Distribution/Wholesale	0.5%
Hand/Machine Tools	0.4%
Forest Products & Paper	0.4%
Auto Manufacturers	0.3%
Agriculture	0.2%
Housewares	0.2%
Textiles	0.2%
Office Furnishings	0.2%
Pipelines	0.2%
Coal	0.1%
Real Estate	0.1%
Beverages	0.1%
Cosmetics/Personal Care	0.1%
REITS	0.0%[1]
Electric	0.0%[1]
Investment Companies	0.0%[1]
Total Common Stocks	95.7%
Corporate Bonds
Metal Fabricate/Hardware	0.0%
Total Corporate Bonds	0.0%
Exchange-Traded Funds	0.9%
Rights	0.0%
Money Market Investments	8.6%
Total Investments	105.2%
Liabilities less other assets	(5.2)%
Total Net Assets	100.0%

[1]	Resulted in less than 0.05% per industry.

See accompanying Notes to Financial Statements.

Vericimetry Funds

Vericimetry U.S. Small Cap Value Fund

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2017 (Unaudited)

ASSETS
Investments in securities, at value (cost $221,716,059)	$299,583,694	(1)
Receivables:
Securities sold	294,611
Fund shares issued	346,352
Dividends and interest	157,870
Securities lending income	8,289
Prepaid expenses and other assets	40,582
Total assets	300,431,398

LIABILITIES
Collateral due to broker for securities loaned	12,831,363
Payables:
Securities purchased	2,470,994
Fund shares redeemed	135,955
Due to Trustees	4,023
Due to Adviser	103,402
Accrued other expenses	50,122
Total liabilities	15,595,859

NET ASSETS	$284,835,539

COMPONENTS OF NET ASSETS
Paid-in-capital	$212,260,772
Accumulated undistributed net investment income	326,177
Accumulated net realized loss on investments	(5,619,045)
Net unrealized appreciation on investments	77,867,635
NET ASSETS	$284,835,539

Shares outstanding no par value (unlimited shares authorized)	15,316,255

Net asset value, offering and redemption price per share	$18.60

(1)	Includes securities on loan of $12,521,436 (see Note 2).

See accompanying Notes to Financial Statements.

Vericimetry Funds

Vericimetry U.S. Small Cap Value Fund

STATEMENT OF OPERATIONS
For the Six Months Ended March 31, 2017 (Unaudited)

INVESTMENT INCOME
Income
Dividends	$1,722,262
Securities lending income	97,204
Interest	9,439
Total investment income	1,828,905

Expenses
Investment advisory fees	696,977
Fund accounting and administration fees and expenses	72,642
Transfer agent fees	53,096
Registration fees	26,028
Professional fees	23,254
Custody fees	20,566
Shareholder reporting fees	15,199
Insurance fees	6,263
Trustees' fees and expenses	4,023
Miscellaneous expenses	1,766

Total expenses	919,814
Expenses waived by the Adviser	(83,442)
Net expenses	836,372
Net investment income	992,533

Net Realized and Unrealized Gain from Investments
Net realized gain on investments	1,436,772
Net change in unrealized appreciation on investments	29,242,373
Net realized and unrealized gain on investments	30,679,145

Net Increase in Net Assets from Operations	$31,671,678

See accompanying Notes to Financial Statements.

Vericimetry Funds

Vericimetry U.S. Small Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended March 31, 2017 (Unaudited)	For the Year Ended September 30, 2016
INCREASE IN NET ASSETS FROM
Operations
Net investment income	$992,533	$2,092,663
Net realized gain (loss) on investments	1,436,772	(5,666,510)
Net change in unrealized appreciation on investments	29,242,373	32,373,663
Net increase resulting from operations	31,671,678	28,799,816

Distributions to Shareholders
From net investment income	(933,253)	(1,892,275)
Net decrease resulting from distributions	(933,253)	(1,892,275)

Capital Transactions
Proceeds from shares issued	20,082,666	82,306,238
Reinvestment of distributions	931,289	1,888,511
Cost of shares repurchased	(28,138,979)	(39,982,190)
Net increase (decrease) resulting from capital transactions	(7,125,024)	44,212,559

Total increase in net assets	23,613,401	71,120,100

Net Assets
Beginning of year	261,222,138	190,102,038
End of year	$284,835,539	$261,222,138

Accumulated undistributed net investment income	$326,177	$266,897

Capital Share Activity
Shares issued	1,109,200	5,535,531
Shares reinvested	48,953	120,913
Shares redeemed	(1,538,704)	(2,647,407)
Net increase (decrease) in capital shares	(380,551)	3,009,037

See accompanying Notes to Financial Statements.

Vericimetry Funds

Vericimetry U.S. Small Cap Value Fund

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period
	For the Six Months Ended March 31, 2017 (Unaudited)		For the Year Ended September 30, 2016	For the Year Ended September 30, 2015	For the Year Ended September 30, 2014	For the Year Ended September 30, 2013	For the Period from December 27, 2011* to September 30, 2012
Net asset value, beginning of period	$16.64		$14.98	$15.32	$14.89	$11.33	$10.00
Income from Investment Operations:
Net investment income	0.06		0.14	0.16	0.10	0.16	0.05
Net realized and unrealized gain (loss) on investments	1.96		1.65	(0.32)	0.89	3.70	1.32
Total from investment operations	2.02		1.79	(0.16)	0.99	3.86	1.37

Less Distributions:
From net investment income	(0.06)		(0.13)	(0.14)	(0.08)	(0.16)	(0.04)
From net realized gain	—		—	(0.04)	(0.48)	(0.14)	—
Total distributions	(0.06)		(0.13)	(0.18)	(0.56)	(0.30)	(0.04)

Net asset value, end of period	$18.60		$16.64	$14.98	$15.32	$14.89	$11.33

Total return	12.13	%(1)	12.01%	(1.10%)	6.70%	34.88%	13.75	%(1)

Ratios and Supplemental Data
Net assets, end of period (in thousands)	$284,836		$261,222	$190,102	$161,458	$103,755	$38,802

Ratio of expenses to average net assets
Before fees reimbursed by the Adviser	0.66	%(2)	0.68%	0.69%	0.72%	1.17%	2.80	%(2)
After fees reimbursed by the Adviser	0.60	%(2)	0.60%	0.60%	0.60%	0.60%	0.60	%(2)
Ratio of net investment income (loss) to average net assets
Before fees reimbursed by the Adviser	0.65	%(2)	0.84%	0.91%	0.52%	0.59%	(1.18	%)(2)
After fees reimbursed by the Adviser	0.71	%(2)	0.92%	1.00%	0.64%	1.16%	1.02	%(2)

Portfolio turnover rate	16	%(1)	39%	34%	16%	24%	33	%(1)

*	Commencement of operations.

(1)	Not Annualized.

(2)	Annualized.

See accompanying Notes to Financial Statements.

Vericimetry Funds

NOTES TO FINANCIAL STATEMENTS
As of March 31, 2017 (Unaudited)

1. Organization

Vericimetry Funds (the “Trust”), a Delaware Statutory Trust, is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust consists of one diversified series of shares: the Vericimetry U.S. Small Cap Value Fund (the “Fund”). The Fund’s primary investment objective is to achieve long-term capital appreciation. The Fund commenced operations on December 27, 2011.

2. Significant Accounting Policies

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance found in Accounting Standards Update No. 2013-08, Accounting Standard Codification Topic 946, Financial Services - Investment Companies (“ASC 946”).

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses. Actual results may differ from those estimates and disclosure of contingent assets and liabilities.

(a)

Investment Valuation – Investments in securities traded on a national securities exchange, including common stocks, exchange-traded funds and rights, are valued at the last reported sales price on the day of valuation. Securities traded on the Nasdaq National Market are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale or NOCP, the value of such securities will be at the mean between the most recent quoted bid and ask prices. Money market investments are valued at their traded net asset value. Short-term investments may be valued at amortized cost, when it approximates fair value. If amortized cost does not approximate fair value, short-term securities are reported at fair value. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by Vericimetry Advisors LLC (the “Adviser”) under procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees (the “Board”).

Under GAAP, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:

Level 1 –

quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 –

other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement to a Level 3 measurement.

Level 3 –	significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

Vericimetry Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
As of March 31, 2017 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s investments in each category as of March 31, 2017:

	Level 1	Level 2	Level 3*	Total
Investments in Securities
Common Stocks
Basic Materials	$15,039,284	$—	$—	$15,039,284
Communications	12,519,204	—	—	12,519,204
Consumer, Cyclical	33,246,870	—	—	33,246,870
Consumer, Non-Cyclical	32,820,970	—	—	32,820,970
Energy	18,773,712	—	—	18,773,712
Financial	85,033,286	—	—	85,033,286
Industrial	53,752,979	—	—	53,752,979
Technology	21,322,679	—	—	21,322,679
Utilities	71,480	—	—	71,480
Corporate Bonds
Industrial	—	21,808	—	21,808
Exchange-Traded Funds	2,652,495	—	—	2,652,495
Rights	—	—	—	—
Money Market Investments	24,328,927	—	—	24,328,927
Total Investments in Securities	$299,561,886	$21,808	$—	$299,583,694

Certain Level 1 securities at March 31, 2017 which were held at September 30, 2016, were classified as Level 2 securities at September 30, 2016 because they did not have any trading activity on September 30, 2016 and were valued at the mean between the most recent bid and ask prices. The amount of such transfers out of Level 2 into Level 1 at March 31, 2017 was $50,658. There were no other transfers between Levels.

*	There were no Level 3 securities as of March 31, 2017. There were no transfers into or out of Level 3 as of period end.

(b)

Investment Transactions, Investment Income and Expenses – Investment transactions are recorded on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date. Securities gains and losses are calculated based on highest cost, long-term holdings. Interest income is recognized on accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

(c)

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund. The Fund may utilize earnings and profits on redemption of shares as part of the dividends paid deduction.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

Vericimetry Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
As of March 31, 2017 (Unaudited)

The Income Tax Statement requires management of the Fund to analyze all open tax years (for the Fund, tax years 2014-2016), as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the six months ended March 31, 2017, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(d)

Distributions to Shareholders – The Fund declares and pays dividends at least annually from net investment income and from net realized gains, if any. Distributions to shareholders are recorded on ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

(e)

Securities Lending – The Fund is authorized to lend a portion of its portfolio securities (up to a maximum value of one-third of the Fund’s total asset value) for the purpose of seeking to earn additional income net of fees. The Fund may pay reasonable administrative and custodial fees in connection with the loan. A principal risk in lending portfolio securities, as with other extensions of credit, is the possible loss of rights in the collateral should the borrower fail financially. In addition, the Fund may be exposed to the risk that the sale of any collateral realized will not yield proceeds sufficient to replace the loaned securities. In determining whether to lend securities to a particular borrower, the Adviser (subject to oversight by the Board) will consider all relevant facts and circumstances, including the creditworthiness of the borrower. The loans would be made only to firms deemed by the Adviser to be of good standing, and when, in the judgment of the Adviser, the consideration that can be earned from securities loans of this type justifies the attendant risk. All loans are required to be secured continuously by collateral in cash, cash equivalents (negotiable certificates of deposit, bankers acceptances or letters of credit), or securities of the U.S. Government or its agencies maintained on a current basis at an amount at least equal to 102% of the current value of the securities loaned for domestic U.S. securities, (excluding Government Securities as defined below), and 105% of the current value of foreign equity loaned securities. Securities issued or guaranteed by the United States Government or its federal agencies or instrumentalities (“Government Securities”) may be maintained at 100% of current value. Collateral is received and maintained by the Fund’s securities lending agent concurrent with delivery of the loaned securities and kept in a segregated account or designated on the records of the custodian for the benefit of the Fund. The Fund will have the right to call a loan and obtain the securities loaned at any time on five days’ notice. While securities are on loan, the borrower will pay the Fund any income from the securities. Gain or loss in the value of securities loaned that may occur while the securities are on loan will be for the account of the Fund.

The Fund may invest any cash collateral in portfolio securities and earn additional income or receive an agreed-upon amount of income from a borrower who has delivered equivalent collateral. Any such investment of cash collateral will subject the Fund to the related investment risks. The Fund will not have the right to vote on any securities having voting rights during the existence of the loan. The Fund will have the right to regain record ownership of loaned securities in order to exercise ownership rights such as voting rights, subscription rights and rights to dividends, interest or distributions.

At March 31, 2017, the value of securities loaned by the Fund was $12,521,436 and the Fund received cash collateral of $12,831,363. Securities purchased via reinvestment of cash collateral received as part of the securities lending program consisted of institutional money market funds with overnight and continuous maturities.

(f)

Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect. As there are no master netting arrangements relating to the Fund’s participation in securities lending, and all amounts related to securities lending are presented gross on the Fund’s Statement of Assets and Liabilities, no additional disclosures have been made on behalf of the Fund. Please reference Note 2(e) for additional disclosures related to securities lending, including collateral related to securities on loan.

3. Investment Advisory and Other Agreements

The Fund has entered into an Investment Advisory Agreement with the Adviser, pursuant to which the Adviser provides general investment advisory services for the Fund. For providing these services, the Adviser receives a fee from the Fund, accrued daily and paid monthly, at an annual rate equal to 0.50% of the Fund’s average daily net assets. However, the Adviser has contractually agreed through an Expense Limitation Agreement to waive its management fee or reimburse the Fund so that its total annual operating

Vericimetry Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
As of March 31, 2017 (Unaudited)

expenses (excluding non-operating costs, which includes but is not limited to taxes, interest, acquired fund fees and expenses, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments) do not exceed 0.60% of the Fund’s average net assets per year until January 31, 2018.

Under the terms of the Expense Limitation Agreement, if at any time the expenses of the Fund are less than the expense limitation, the Adviser retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed within the prior three fiscal years, to the extent that such reimbursement will not cause the Fund’s annualized expenses to exceed 0.60% of its average net assets on an annualized basis, or the expense limitation in place at time of waiver. The Fund is not obligated to reimburse the Adviser for fees previously waived or expenses previously assumed by the Adviser more than three fiscal years before the date of such reimbursement. All such reimbursements are contingent upon Board review and approval. As of March 31, 2017, reimbursements that may potentially be made by the Fund to the Adviser total $584,632, which expire as follows:

September 30, 2017	$160,543
September 30, 2018	$162,276
September 30, 2019	$178,371
September 30, 2020	$83,442

Certain officers and a Trustee of the Trust are also officers of the Adviser. Such persons are not compensated by the Fund for the services they provide to the Fund.

4. Federal Income Tax Information

At September 30, 2016, gross unrealized appreciation and depreciation on investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of Investments	$301,368,832
Gross Unrealized Appreciation	$57,372,809
Gross Unrealized Depreciation	(9,038,157)
Net Unrealized Appreciation	$48,334,652

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of September 30, 2016, the components of accumulated earnings on a tax basis were as follows:

Undistributed Ordinary Income	$278,259
Undistributed Long-term Gains	—
Tax Accumulated Earnings	278,259
Accumulated Capital and Other Losses	$(6,765,207)
Unrealized Appreciation on Investments	48,334,652
Total Accumulated Earnings	$41,847,704

As of September 30, 2016, the Fund had net short-term and long-term non-expiring capital loss carryovers of $5,482,388 and $1,282,819 respectively. Capital loss carryovers are available to offset future realized capital gains and thereby reduce further taxable gain distributions.

The tax character of distributions paid during the fiscal years ended September 30, 2016 and September 30, 2015 were as follows:

Vericimetry Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
As of March 31, 2017 (Unaudited)

	September 30, 2016	September 30, 2015
Distributions Paid From:
Ordinary Income	$1,892,275	$1,678,990
Long-term Capital Gains	—	412,413
Total Distributions	$1,892,275	$2,091,403

5. Investment Transactions

For the six months ended March 31, 2017, the Fund’s purchases and sales of investments, excluding short-term investments, were as follows:

Purchases	Sales
$ 43,254,618	$ 56,539,136

6. Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

7. Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. There were no subsequent events or transactions that occurred that materially impacted the amounts or disclosures in the Fund’s financial statements, through the date of issuance of these financial statements.

Vericimetry Funds

EXPENSE EXAMPLE
For the Six Months Ended March 31, 2017 (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2016 through March 31, 2017 (the “period”).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.

Expenses Paid During the Period

	Beginning account value October 1, 2016	Ending account value March 31, 2017	Expenses paid during the period ended March 31, 2017*
Actual Example	$1,000.00	$1,121.30	$3.17
Hypothetical Example, assuming a 5% return before expenses	1,000.00	1,022.01	3.02

*	Expenses are equal to the Fund’s annualized expense ratio of 0.60% multiplied by the average account value over the period, multiplied by 182/365 (to reflect the six month period).

Vericimetry Funds

OTHER INFORMATION (Unaudited)

Proxy Voting

The Fund’s proxy voting guidelines and a record of the Vericimetry U.S. Small Cap Value Fund’s proxy votes for the year ended June 30 are available without charge, upon request, by calling 1-855-755-7550 and on the Securities and Exchange Commission’s website at www.sec.gov.

Quarterly Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov. These Forms may also be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Risk Disclosures

Economic, political, and issuer specific events may cause the value of securities to rise or fall. Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Securities of small and microcap companies are often less liquid, more volatile and they may have more limited resources. Value stocks may perform differently from the market as a whole and may underperform equity funds that use other investment strategies. The investment strategies, practices and risk analysis used by the Adviser may not produce the desired results.

Vericimetry U.S. Small Cap Value Fund

UMB Distribution Services, LLC, Distributor

P.O. Box 2175, Milwaukee, WI 53201-2175

www.vericimetryfunds.com

Item 2. Code of Ethics.

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

The schedule of investments in securities in unaffiliated issuers is included as part of the report to shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submissions of Matters to a Vote of Security Holders

As of the end of the period covered by this report, the Registrant had not adopted any procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The registrant's certifying officer has concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-2 under the Investment Company Act of 1940 (the "Act")) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on his evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. Exhibits.

(a)(1) Code of Ethics – Not applicable to semi-annual reports.

(a)(2) Certification for the principal executive and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) – Filed as an attachment to this filing.

(a)(3) Not Applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) – Filed as an attachment to this filing.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Vericimetry Funds

By:	/s/ Mendel Fygenson
Dr. Mendel Fygenson
President

Date:	June 7, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

Vericimetry Funds

By:	/s/ Mendel Fygenson
Dr. Mendel Fygenson
President

Date:	June 7, 2017

By:	/s/ Chrislynn Freed
Chrislynn Freed
Treasurer

Date:	June 6, 2017